Intangible Assets and Goodwill, Net - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 42,255,881
Balance at end of the period	41,123,587	$ 42,255,881
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,036,657	14,113,626
Retirements	(131,659)
Impairment adjustments		(76,969)
Balance at end of the period	13,904,998	14,036,657
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,237,966
Balance at end of the period	29,103,893	29,237,966
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	35,242
Balance at end of the period	32,828	35,242
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,036,657
Balance at end of the period	13,904,998	14,036,657
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	66,929,587
Balance at end of the period	67,311,292	66,929,587
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,237,966	29,314,935
Retirements	(134,088)
Effect of translation	15
Impairment adjustments		(76,969)
Balance at end of the period	29,103,893	29,237,966
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	35,242	35,242
Retirements	(2,429)
Effect of translation	15
Balance at end of the period	32,828	35,242
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,036,657	14,113,626
Retirements	(131,659)
Impairment adjustments		(76,969)
Balance at end of the period	$ 13,904,998	$ 14,036,657